LOANS PAYABLE - Additional Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 SGD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2019 SGD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 SGD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of principal and accrued interest		$ 71,967		$ 551,946	[1]		$ 218,572	[1]
Amount of loan settled by the creditor				400,000
Outstanding balance		151,273		223,240			1,281,888
Settlement of loan				600,000
Stock issued for settlement of loan				350,000
Amount of buy back of stock if put option is exercised		250,000		250,000
Lines of credit
Disclosure of detailed information about borrowings [line items]
Aggregate amount of loan	$ 296,912										$ 400,000
Repayment of principal and accrued interest		$ 67,220	$ 91,063	$ 61,379		$ 84,614	15,024		$ 20,241
Lines of credit repayable over 36 monthly installments
Disclosure of detailed information about borrowings [line items]
Aggregate amount of loan	$ 74,228										$ 100,000
Number of monthly installments | installment	36
Interest rate	8.00%										8.00%
Margin percentage	0.88%										0.88%
Prepayments fee percentage	6.88%
Lines of credit repayable over 60 monthly installments
Disclosure of detailed information about borrowings [line items]
Aggregate amount of loan	$ 222,684										$ 300,000
Number of monthly installments | installment	60
Interest rate	6.25%										6.25%
IFRS Unsecured Debt [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate amount of loan										$ 1,500,000
Repayment of principal and accrued interest							218,572
Consideration for purchase of shares										4,000,000
Payments for acquisition of shares										$ 2,500,000
Outstanding balance							$ 1,000,000

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination